PARNASSUS FUNDS

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-04044

Parnassus Funds

(Exact name of registrant as specified in charter)

1 Market Street, Suite 1600, San Francisco, California 94105

(Address of principal executive offices) (Zip code)

Marc C. Mahon

Parnassus Funds

1 Market Street, Suite 1600, San Francisco, California 94105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (415) 778-0200

Date of fiscal year end: December 31

Date of reporting period: September 30, 2015

ITEM 1.  SCHEDULE OF INVESTMENTS.

PARNASSUS FUND

Portfolio of Investments as of September 30, 2015 (unaudited)

Shares	Equities	Percent of Net Assets	Market Value ($)

	Chemicals
500,000	Axalta Coating Systems Ltd. θ		12,670,000
450,000	Potash Corporation of Saskatchewan Inc.		9,247,500
		3.1%	21,917,500

	Communications Equipment
325,000	QUALCOMM Inc.	2.4%	17,462,250

	Computers
210,000	International Business Machines Corp.	4.2%	30,443,700

	Data Storage
300,000	SanDisk Corp.	2.3%	16,299,000

	Electronics
175,000	Plantronics Inc.		8,898,750
800,000	Trimble Navigation Ltd. θ		13,136,000
		3.0%	22,034,750

	Equipment Leasing
800,000	Air Lease Corp.	3.4%	24,736,000

	Financial Services
400,000	American Express Co.		29,652,000
200,000	Capital One Financial Corp.		14,504,000
680,000	Charles Schwab Corp.		19,420,800
750,000	Essent Group Ltd. θ		18,637,500
800,000	First Horizon National Corp.		11,344,000
250,000	PayPal Holdings Inc. θ		7,760,000
250,000	Wells Fargo & Co.		12,837,500
		15.9%	114,155,800

	Food Products
350,000	Mondelez International Inc., Class A	2.0%	14,654,500

	Health Care Products
80,000	Perrigo Co. plc	1.7%	12,581,600

	Industrial Manufacturing
200,000	Pentair plc		10,208,000
55,000	W.W. Grainger Inc.		11,825,550
		3.0%	22,033,550

	Insurance
600,000	Progressive Corp.	2.5%	18,384,000

	Internet
25,000	Google Inc., Class A θ	2.2%	15,959,250

	Lodging
500,000	Belmond Ltd. θ	0.7%	5,055,000

	Machinery
100,000	Deere & Co.	1.0%	7,400,000

	Pharmaceuticals
80,000	Allergan plc θ		21,744,800
175,000	Gilead Sciences Inc.		17,183,250
		5.4%	38,928,050

	Real Estate Investment Trusts
1,050,000	Redwood Trust Inc.	2.0%	14,532,000

	Retail
1,000,000	Whole Foods Market Inc.	4.4%	31,650,000

	Semiconductor Capital Equipment
1,650,000	Applied Materials Inc.		24,238,500
50,000	Lam Research Corp.		3,266,500
		3.9%	27,505,000

	Semiconductors
1,300,000	Altera Corp.		65,104,000
775,000	EZchip Semiconductor Ltd. θ		19,499,000
1,225,000	Intel Corp.		36,921,500
		16.8%	121,524,500

	Services
450,000	Thomson Reuters Corp.	2.5%	18,117,000

	Software
25,000	Autodesk Inc. θ		1,103,500
250,000	Citrix Systems Inc. θ		17,320,000
		2.5%	18,423,500

	Telecommunications Equipment
1,200,000	Ciena Corp. θ		24,864,000
550,000	Motorola Solutions Inc.		37,609,000
		8.6%	62,473,000

	Transportation
450,000	Expeditors International of Washington Inc.		21,172,500
65,000	FedEx Corp.		9,358,700
100,000	Genesee & Wyoming Inc., Class A θ		5,908,000
		5.0%	36,439,200

	Total investment in equities
	(cost $713,176,539)	98.5%	712,709,150

Principal Amount ($)	Short-Term Securities	Percent of Net Assets	Market Value ($)

	Certificates of Deposit α
250,000	Albina Community Bank 0.20%, matures 01/15/2016		247,096
250,000	Carver Federal Savings Bank 0.25%, matures 02/18/2016		246,165
250,000	Community Bank of the Bay 0.30%, matures 07/15/2016		242,021
100,000	Eastern Bank 0.10%, matures 01/29/2016		98,685
250,000	Latino Community Credit Union 0.60%, matures 02/20/2016		246,110
250,000	Metro Bank 0.25%, matures 05/10/2016		243,934
250,000	Opportunities Credit Union 0.20%, matures 04/25/2016		244,344
100,000	Self-Help Credit Union 0.80%, matures 01/14/2016		98,850
150,000	Self-Help Credit Union 0.80%, matures 01/16/2016		148,241
250,000	Southern Bancorp Bank 0.30%, matures 01/15/2016		247,096
250,000	Urban Partnership Bank 0.30%, matures 10/01/2015		250,000
		0.3%	2,312,542

	Community Development Loans α
200,000	Boston Community Loan Fund 1.00%, matures 04/15/2016		193,542
200,000	Root Capital Loan Fund 1.25%, matures 01/25/2016		196,187
100,000	Vermont Community Loan Fund 0.85%, matures 10/15/2015		99,770
		0.1%	489,499

	Time Deposits
9,873,671	BBH Cash Management Service
	BTMU, Grand Cayman 0.03%, due 10/01/2015		9,497,769
	JPM Chase, New York 0.03%, due 10/01/2015		375,902
		1.4%	9,873,671

	Total short-term securities
	(cost $12,675,712)	1.8%	12,675,712

	Total securities
	(cost $725,852,251)	100.3%	725,384,862

	Other assets and liabilities - net	(0.3%)	(1,917,627)

	Total net assets	100.0%	723,467,235

θ	This security is non-income producing.
α	Market value adjustments have been applied to these securities to reflect potential early withdrawal.

plc Public Limited Company

The portfolio of investments as of September 30, 2015 has not been audited. This report is provided for the general information of the Fund's shareholders. For more information regarding the Fund, portfolio holdings and other significant accounting policies, please see the Fund's most recent prospectus and annual report.

Income Taxes:

At September 30, 2015, the net unrealized appreciation (depreciation) based on the cost of long-term investments of securities for income tax purposes was as follows:

Parnassus Fund

Cost of long-term investments	$713,914,537
Unrealized appreciation	52,367,768
Unrealized depreciation	(53,573,155)

Net unrealized depreciation	$(1,205,387)

The Parnassus Fund follows Accounting Standards Codification (“ASC”) 820, Fair Value Measurements and Disclosure, which defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. Various inputs are used in determining the value of the Fund's portfolio of investments. These inputs are summarized in three levels: Level 1 - unadjusted quoted prices in active markets for identical investments, Level 2 - other significant observable inputs (including quoted prices for similar investments) and Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The following table summarizes the portfolio's financial assets as of September 30, 2015, that is valued at fair value on a recurring basis:

Investment Securities	Level 1	Level 2	Level 3	Total
Equities:
Consumer Discretionary	$23,172,000	$-	$-	$23,172,000
Consumer Staples	46,304,500	-	-	46,304,500
Financials	139,311,800	-	-	139,311,800
Health Care	51,509,650	-	-	51,509,650
Industrials	90,608,750	-	-	90,608,750
Information Technology	339,884,950	-	-	339,884,950
Materials	21,917,500	-	-	21,917,500
Short-Term Investments	9,873,671	-	2,802,041	12,675,712
Total	$722,582,821	$-	$2,802,041	$725,384,862

The following table reconciles the valuation of the Fund's Level 3 investment securities and related transactions as of September 30, 2015:

Certificates of Deposit & Community Development Loans
Balance as of December 31, 2014	$2,069,649
Discounts/premiums amortization	(17,608)
Purchases	2,500,000
Sales	(1,750,000)
Balance as of September 30, 2015	$2,802,041

Quantitative information about Level 3 fair value measurements:

	Fair Value at			Range
	September 30, 2015	Valuation Technique	Unobservable Input	(Weighted Average)

Certificates of Deposit	$2,312,543	Liquidity Discount	Discount for Lack of Marketability	4%
Community Development Loans	$489,498	Liquidity Discount	Discount for Lack of Marketability	6%
			Probability of Default	6%

The significant unobservable inputs used in fair value measurement of the Fund’s Certificates of Deposit are a discount for lack of marketability. The significant unobservable inputs used in the fair value measurement of the Fund’s Community Development Loans are a discount for lack of marketability and a discount for the probability of default. Significant increases in any of these inputs in isolation would result in a lower fair value measurement. Generally, a change in the assumption used for probability of default should be accompanied by a directionally-similar change in the assumption used for the lack of marketability.

In accordance with procedures established by the Fund's Trustees, all fair value securities as submitted by the Fund's treasurer, are reviewed and approved by the Trustees. The Fund’s valuation committee is comprised of Independent Trustees who also comprise the Fund's audit committee. The committee reviews the methodologies used by the Fund when securities have been identified as being fair valued and include the percentages used when determining liquidity discounts or discounts to be taken for lack of marketability. The Trustees review the changes in fair value measurement and methods used to substantiate the unobservable inputs on a quarterly basis.

PARNASSUS ENDEAVOR FUND

Portfolio of Investments as of September 30, 2015 (unaudited)

Shares	Equities	Percent of Net Assets	Market Value ($)

	Communications Equipment
1,100,000	QUALCOMM Inc.	4.7%	59,103,000

	Computers
400,000	International Business Machines Corp.	4.6%	57,988,000

	Cosmetics & Personal Care
140,000	Procter & Gamble Co.	0.8%	10,071,600

	Data Storage
1,000,000	SanDisk Corp.	4.3%	54,330,000

	Electronics
350,000	Plantronics Inc.	1.4%	17,797,500

	Financial Services
800,000	American Express Co.		59,304,000
200,000	Capital One Financial Corp.		14,504,000
1,100,000	Charles Schwab Corp.		31,416,000
1,200,000	First Horizon National Corp.		17,016,000
500,000	PayPal Holdings Inc. θ		15,520,000
700,000	Wells Fargo & Co.		35,945,000
		13.9%	173,705,000

	Food Products
300,000	Mondelez International Inc., Class A	1.0%	12,561,000

	Health Care Products
220,000	Perrigo Co. plc	2.8%	34,599,400

	Industrial Manufacturing
210,000	W.W. Grainger Inc.	3.6%	45,152,100

	Internet
500,000	eBay Inc. θ		12,220,000
40,000	Google Inc., Class A θ		25,534,800
		3.0%	37,754,800

	Machinery
240,000	Cummins Inc.		26,059,200
675,000	Deere & Co.		49,950,000
		6.1%	76,009,200

	Pharmaceuticals
250,000	Gilead Sciences Inc.		24,547,500
140,000	Novartis AG (ADR)		12,868,800
900,000	Roche Holdings Ltd. (ADR)		29,655,000
		5.4%	67,071,300

	Retail
1,875,000	Whole Foods Market Inc.	4.7%	59,343,750

	Semiconductor Capital Equipment
4,100,000	Applied Materials Inc.		60,229,000
300,000	Lam Research Corp.		19,599,000
		6.3%	79,828,000

	Semiconductors
3,300,000	Altera Corp.		165,264,000
2,200,000	Intel Corp.		66,308,000
		18.4%	231,572,000

	Software
875,000	Autodesk Inc. θ		38,622,500
650,000	Citrix Systems Inc. θ		45,032,000
		6.6%	83,654,500

	Telecommunications Equipment
1,900,000	Ciena Corp. θ	3.1%	39,368,000

	Telecommunications Provider
1,100,000	Shaw Communications Inc., Class B	1.7%	21,340,000

	Transportation
400,000	C.H. Robinson Worldwide Inc.		27,112,000
800,000	Expeditors International of Washington Inc.		37,640,000
		5.1%	64,752,000

	Total investment in equities
	(cost $1,238,469,721)	97.5%	1,226,001,150

Principal Amount ($)	Short-Term Securities	Percent of Net Assets	Market Value ($)

	Time Deposits
49,479,635	BBH Cash Management Service
	Wells Fargo, Grand Cayman 0.03%, due 10/01/2015	3.9%	49,479,635

	Total short-term securities
	(cost $49,479,635)	3.9%	49,479,635

	Total securities
	(cost $1,287,949,356)	101.4%	1,275,480,785

	Other assets and liabilities - net	(1.4%)	(17,794,785)

	Total net assets	100.0%	1,257,686,000

θ	This security is non-income producing.

plc	Public Limited Company
ADR	American Depository Receipt

The portfolio of investments as of September 30, 2015 has not been audited. This report is provided for the general information of the Fund's shareholders. For more information regarding the Fund, portfolio holdings and other significant accounting policies, please see the Fund's most recent prospectus and annual report.

Income Taxes:

At September 30, 2015, the net unrealized appreciation (depreciation) based on the cost of long-term investments of securities for income tax purposes was as follows:

Parnassus
Endeavor Fund

Cost of long-term investments	$1,238,469,721
Unrealized appreciation	$72,534,983
Unrealized depreciation	(85,003,554)

Net unrealized depreciation	$(12,468,571)

The Parnassus Endeavor Fund follows Accounting Standards Codification (“ASC”) 820, Fair Value Measurements and Disclosure, which defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. Various inputs are used in determining the value of the Fund's portfolio of investments. These inputs are summarized in three levels: Level 1 - unadjusted quoted prices in active markets for identical investments, Level 2 - other significant observable inputs (including quoted prices for similar investments) and Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The following table summarizes the portfolio's financial assets as of September 30, 2015, that is valued at fair value on a recurring basis:

Investment Securities	Level 1	Level 2	Level 3	Total
Equities:
Consumer Discretionary	$21,340,000	$-	$-	$21,340,000
Consumer Staples	81,976,350	-	-	81,976,350
Financials	158,185,000	-	-	158,185,000
Health Care	101,670,700	-	-	101,670,700
Industrials	185,913,300	-	-	185,913,300
Information Technology	676,915,800	-	-	676,915,800
Short-Term Investments	49,479,635	-	-	49,479,635
Total	$1,275,480,785	$-	$-	$1,275,480,785

In accordance with procedures established by the Fund's Trustees, all fair value securities as submitted by the Fund's treasurer, are reviewed and approved by the Trustees. The Fund’s valuation committee is comprised of Independent Trustees who also comprise the Fund's audit committee. The committee reviews the methodologies used by the Fund when securities have been identified as being fair valued and include the percentages used when determining liquidity discounts or discounts to be taken for lack of marketability. The Trustees review the changes in fair value measurement and methods used to substantiate the unobservable inputs on a quarterly basis.

PARNASSUS MID CAP FUND

Portfolio of Investments as of September 30, 2015 (unaudited)

Shares	Equities	Percent of Net Assets	Market Value ($)

	Chemicals
258,895	Axalta Coating Systems Ltd. θ		6,560,399
772,500	Calgon Carbon Corp.		12,035,550
205,567	Compass Minerals International Inc.		16,110,286
		6.7%	34,706,235

	Consumer Services
75,000	Sotheby's	0.5%	2,398,500

	Data Processing
70,000	Equifax Inc.		6,802,600
190,000	Fiserv Inc. θ		16,455,900
		4.4%	23,258,500

	Electronics
82,924	Plantronics Inc.	0.8%	4,216,685

	Equipment Leasing
170,000	Air Lease Corp.	1.0%	5,256,400

	Financial Services
270,000	Charles Schwab Corp.		7,711,200
394,453	Essent Group Ltd. θ		9,802,157
344,890	First American Financial Corp.		13,474,852
1,372,926	First Horizon National Corp.		19,468,091
404,095	SEI Investments Co.		19,489,502
		13.4%	69,945,802

	Food Products
123,276	McCormick & Co.		10,130,822
450,000	Sysco Corp.		17,536,500
		5.3%	27,667,322

	Health Care Products
290,000	DENTSPLY International Inc.		14,665,300
57,000	Perrigo Co. plc		8,964,390
		4.5%	23,629,690

	Health Care Services
220,000	Cardinal Health Inc.	3.2%	16,900,400

	Industrial Manufacturing
302,500	Pentair plc		15,439,600
511,628	Xylem Inc.		16,806,980
		6.2%	32,246,580

	Insurance
168,416	Verisk Analytics Inc. θ	2.4%	12,447,627

	Lodging
485,000	Belmond Ltd. θ	0.9%	4,903,350

	Machinery
95,000	Regal Beloit Corp.	1.0%	5,362,750

	Medical Equipment
191,048	GenMark Diagnostics Inc. θ, λ		1,503,548
358,384	Patterson Companies Inc.		15,500,108
57,500	Teleflex Inc.		7,142,075
		4.7%	24,145,731

	Natural Gas
94,500	Energen Corp.		4,711,770
845,000	MDU Resources Group Inc.		14,534,000
193,500	Northwest Natural Gas Co.		8,870,040
		5.4%	28,115,810

	Oil & Gas
158,000	Cameron International Corp. θ	1.9%	9,688,560

	Professional Services
229,895	Insperity Inc.	1.9%	10,099,287

	Real Estate Investment Trusts
590,000	Iron Mountain Inc.	3.5%	18,301,800

	Retail
70,000	Group 1 Automotive Inc.	1.1%	5,960,500

	Semiconductor Capital Equipment
996,438	Applied Materials Inc.		14,637,674
195,900	Synopsys Inc. θ		9,046,662
		4.5%	23,684,336

	Services
21,000	Ecolab Inc.		2,304,120
405,000	Thomson Reuters Corp.		16,305,300
		3.5%	18,609,420

	Software
314,749	Autodesk Inc. θ		13,893,021
19,243	Intuit Inc.		1,707,816
		3.0%	15,600,837

	Telecommunications Equipment
346,604	Motorola Solutions Inc.	4.5%	23,700,782

	Telecommunications Provider
395,000	Shaw Communications Inc., Class B	1.5%	7,663,000

	Transportation
224,338	Expeditors International of Washington Inc.	2.0%	10,555,103

	Utility & Power Distribution
125,000	AGL Resources Inc.		7,630,000
598,289	Questar Corp.		11,612,789
		3.7%	19,242,789

	Waste Management
305,078	Waste Management Inc.	2.9%	15,195,935

	Total investment in equities
	(cost $450,058,654)	94.4%	493,503,731

Principal Amount ($)	Short-Term Securities	Percent of Net Assets	Market Value ($)

	Time Deposits
36,471,235	BBH Cash Management Service
	Anz, London 0.03%, due 10/01/2015		3,757,390
	BTMU, Grand Cayman 0.03%, due 10/01/2015		21,116,431
	DNB, Oslo 0.03%, due 10/01/2015		11,597,414
		7.0%	36,471,235

	Securities Purchased with Cash Collateral from Securities Lending

	Registered Investment Companies
1,112,650	Invesco Aim Government & Agency Portfolio
	Short-Term Investments Trust, Institutional Class variable rate, 0.04%	0.2%	1,112,650

	Total short-term securities
	(cost $37,583,885)	7.2%	37,583,885

	Total securities
	(cost $487,642,539)	101.6%	531,087,616

	Payable upon return of securities loaned	(0.2%)	(1,112,650)

	Other assets and liabilities - net	(1.4%)	(6,919,221)

	Total net assets	100.0%	523,055,745

θ	This security is non-income producing.
λ	This security, or partial position of this security, was on loan at September 30, 2015. The total value of the securities on loan at September 30, 2015 was $1,085,195.

plc	Public Limited Company

The portfolio of investments as of September 30, 2015 has not been audited. This report is provided for the general information of the Fund's shareholders. For more information regarding the Fund, portfolio holdings and other significant accounting policies, please see the Fund's most recent prospectus and annual report.

Income Taxes:

At September 30, 2015, the net unrealized appreciation (depreciation) based on the cost of long-term investments of securities for income tax purposes was as follows:

Parnassus
Mid Cap Fund

Cost of long-term investments	$450,201,613
Unrealized appreciation	$62,317,118
Unrealized depreciation	(19,015,000)

Net unrealized appreciation	$43,302,118

The Parnassus Mid Cap Fund follows Accounting Standards Codification (“ASC”) 820, Fair Value Measurements and Disclosure, which defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. Various inputs are used in determining the value of the Fund's portfolio of investments. These inputs are summarized in three levels: Level 1 - unadjusted quoted prices in active markets for identical investments, Level 2 - other significant observable inputs (including quoted prices for similar investments) and Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The following table summarizes the portfolio's financial assets as of September 30, 2015, that is valued at fair value on a recurring basis:

Investment Securities	Level 1	Level 2	Level 3	Total
Equities:
Consumer Discretionary	$37,230,650	$-	$-	$37,230,650
Consumer Staples	27,667,322	-	-	27,667,322
Energy	14,400,330	-	-	14,400,330
Financials	88,247,602	-	-	88,247,602
Health Care	64,675,821	-	-	64,675,821
Industrials	97,966,282	-	-	97,966,282
Information Technology	83,658,540	-	-	83,658,540
Materials	37,010,355	-	-	37,010,355
Utilities	42,646,829	-	-	42,646,829
Short-Term Investments	37,583,885	-	-	37,583,885
Total	$531,087,616	$-	$-	$531,087,616

In accordance with procedures established by the Fund's Trustees, all fair value securities as submitted by the Fund's treasurer, are reviewed and approved by the Trustees. The Fund’s valuation committee is comprised of Independent Trustees who also comprise the Fund's audit committee. The committee reviews the methodologies used by the Fund when securities have been identified as being fair valued and include the percentages used when determining liquidity discounts or discounts to be taken for lack of marketability. The Trustees review the changes in fair value measurement and methods used to substantiate the unobservable inputs on a quarterly basis.

PARNASSUS ASIA FUND

Portfolio of Investments as of September 30, 2015 (unaudited)

Shares	Equities	Percent of Net Assets	Market Value ($)

	Australia
41,000	Brambles Ltd.	3.1%	281,608

	China
10,500	Air Lease Corp.		324,660
6,000	Alibaba Group Holding Ltd. (ADR) θ		353,820
12,950	Altera Corp.		648,536
4,000	Expeditors International of Washington Inc.		188,200
6,000	QUALCOMM Inc.		322,380
		19.9%	1,837,596

	Hong Kong
284,000	China Minsheng Banking Corp., Ltd.		263,241
150,000	Greatview Aseptic Packaging Co., Ltd.		70,037
100,000	HKBN Ltd. θ		115,744
360,000	Lenovo Group Ltd.		304,333
640,000	SITC International Holdings Co., Ltd.		309,987
450,000	Sun Art Retail Group Ltd.		346,101
55,000	Television Broadcasts Ltd.		183,538
250,000	Want Want China Holdings Ltd.		205,923
		19.4%	1,798,904

	Indonesia
3,951,300	PT Asuransi Multi Artha Guna		102,670
450,000	PT Bank Rakyat Indonesia (Persero)		266,443
		4.0%	369,113

	Japan
16,000	Kakaku.com Inc.		259,868
13,000	KDDI Corp.		291,005
8,000	Linear Technology Corp.		322,800
7,000	OMRON Corp.		210,733
27,000	Rakuten Inc.		345,155
16,000	USS Co., Ltd.		266,135
		18.3%	1,695,696

	Philippines
613,800	Manila Water Co.	3.1%	284,878

	Singapore
310,000	OSIM International Ltd.	3.8%	354,485

	South Korea
425	Samsung Electronics Co., Ltd.	4.4%	407,837

	Taiwan
24,000	Applied Materials Inc.		352,560
129,000	Chailease Holding Co., Ltd.		202,475
12,000	Hermes Microvision Inc.		456,631
281,400	Lite-On Technology Corp.		258,797
5,000	Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)		103,749
		14.9%	1,374,212

	Thailand
250,000	Thanachart Capital Public Co., Ltd.	2.4%	218,236

	Total investment in equities	93.3%	8,622,565
	(cost $10,281,199)

Principal Amount ($)	Short-Term Securities	Percent of Net Assets	Market Value ($)

	Time Deposits
490,936	BBH Cash Management Service
	Anz, London 0.03%, due 10/01/2015	5.3%	490,936

	Total short-term securities
	(cost $490,936)	5.3%	490,936

	Total securities
	(cost $10,772,135)	98.6%	9,113,501

	Other assets and liabilities - net	1.4%	132,701

	Total net assets	100.0%	9,246,202

θ	This security is non-income producing.

ADR	American Depository Receipt
PT	Perseroan Terbatas

The portfolio of investments as of September 30, 2015 has not been audited. This report is provided for the general information of the Fund's shareholders. For more information regarding the Fund, portfolio holdings and other significant accounting policies, please see the Fund's most recent prospectus and annual report.

Income Taxes:

At September 30, 2015, the net unrealized appreciation (depreciation) based on the cost of long-term investments of securities for income tax purposes was as follows:

Parnassus
Asia Fund

Cost of long-term investments	$10,284,412
Unrealized appreciation	$51,654
Unrealized depreciation	(1,713,501)

Net unrealized depreciation	$(1,661,847)

The Parnassus Asia Fund follows Accounting Standards Codification (“ASC”) 820, Fair Value Measurements and Disclosure, which defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. Various inputs are used in determining the value of the Fund's portfolio of investments. These inputs are summarized in three levels: Level 1 - unadjusted quoted prices in active markets for identical investments, Level 2 - other significant observable inputs (including quoted prices for similar investments) and Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The following table summarizes the portfolio's financial assets as of September 30, 2015, that is valued at fair value on a recurring basis:

Investment Securities	Level 1	Level 2	Level 3	Total
Equities:
Australia	$-	$281,608	$-	$281,608
China	1,837,596	-	-	1,837,596
Hong Kong	-	1,798,904	-	1,798,904
Indonesia	-	369,113	-	369,113
Japan	322,800	1,372,896	-	1,695,696
Philippines	-	284,878	-	284,878
Singapore	-	354,485	-	354,485
South Korea	-	407,837	-	407,837
Taiwan	456,309	917,903	-	1,374,212
Thailand	-	218,236	-	218,236
Short-Term Investments	490,936	-	-	490,936
Total	$3,107,641	$6,005,860	$-	$9,113,501

Certain foreign securities may be fair valued by independent pricing services if events occur between the time at which the market quotations are determined on the primary exchange and the close of trading on the NYSE. These events may affect the value of these securities and render market quotations unreliable. Such fair valuations are categorized as Level 2 investments. Foreign securities that are valued based on market quotations are categorized as Level 1 investments.

In accordance with procedures established by the Fund's Trustees, all fair value securities as submitted by the Fund's treasurer, are reviewed and approved by the Trustees. The Fund’s valuation committee is comprised of Independent Trustees who also comprise the Fund's audit committee. The committee reviews the methodologies used by the Funds when securities have been identified as being fair valued and include the percentages used when determining liquidity discounts or discounts to be taken for lack of marketability. The Trustees review the changes in fair value measurement and methods used to substantiate the unobservable inputs on a quarterly basis.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The Registrant’s Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

The certification of Principal Executive Officer and the certification of Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under Act (17 CFR 270.30a-2(a)) is attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Parnassus Funds

By:	/s/ Jerome L. Dodson
Jerome L. Dodson Principal Executive Officer

Date:	November 5, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jerome L. Dodson
Jerome L. Dodson Principal Executive Officer

Date:	November 5, 2015

By:	/s/ Marc C. Mahon
Marc C. Mahon Principal Financial Officer

Date:	November 5, 2015